Note 6 - Commitements (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($) ft²
Area of Real Estate Property | ft²	8,400			8,400
Operating Leases, Rent Expense	$ 149,288	$ 146,092	$ 117,084
Operating Leases, Future Minimum Payments Due	151,993			$ 113,995
Unrecorded Unconditional Purchase Obligation	$ 305,371			$ 225,159